Value Line Funds Investment Trust

7 Times Square, 21st Floor

New York, New York 10036-6524

January 27, 2015

Via Edgar Correspondence

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Ms. Valerie Lithotomos

Re:	Registration Statement on Form N-1A (“Registration Statement”) of the Value Line Funds Investment Trust (811-22965; 333-195856)

Dear Ms. Lithotomos:

On behalf of the above named Registrant (the “Trust”), this letter responds to comments of the staff of the Securities and Exchange Commission (“Commission”) transmitted orally to Ms. Gretchen Passe Roin and Ms. Amanda C. Border of Wilmer Cutler Pickering Hale and Dorr LLP on January 26, 2015, relating to pre-effective amendment no. 3 to the registration statement under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, of the Trust with respect to its series, the Worthington Value Line Equity Advantage Fund (the “Fund”) which was filed with the Commission on January 12, 2015. For the staff’s convenience, its comment is restated below, followed by the Fund’s response.

Attached hereto for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 402 thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-11 thereunder; (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) of Regulation S-T, is Pre-effective Amendment No. 3 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed to include the Trust’s initial audit and other required disclosure in the statement of additional information.

The Amendment includes a delaying amendment in order to delay the effective date of the Amendment until the Trust files a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the 1933 Act or until the Registration Statement shall be effective on such date as the SEC, acting pursuant to said Section 8(a), may determine.

In accordance with Rule 461 under the 1933 Act, the Trust and EULAV Securities LLC, the principal underwriter of the Trust (the “Distributor”), hereby reserve the ability to orally request acceleration of the effective date of the Registration Statement. The Trust and the Distributor are aware of their obligations under the 1933 Act. The Trust and the Distributor would greatly appreciate any assistance that the Commission staff can provide to facilitate the effectiveness of this Amendment in a timely fashion.

January 27, 2015

Comment 1

Please supplementally clarify whether Worthington Capital Management LLC (the “Investment Manager”) has the authority to select and terminate the Fund’s investment adviser, in light of Response 1 of the Trust’s comment/response letter dated January 12, 2015 which states that “The Manager’s role with respect to the management of the Fund’s investment portfolio is limited to the selection of the Adviser…”.

Response 1

The Trust supplementally confirms that the Investment Manager only has the authority to recommend an investment adviser for the Board’s selection, not the authority to select or terminate the investment adviser.

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Per the staff of the Commission’s request and pursuant to the Commission’s press release (“Commission Staff to Publicly Release Comment Letters and Responses,” 2004-89), the Trust acknowledges the following:

•	the Trust is responsible for the adequacy and accuracy of the disclosure in the filing;
•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;
•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Trust from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and
•	the Trust may not assert these staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As discussed, the Trust and the Distributor intend to orally request acceleration of the effective date of the Registration Statement to January 30, 2015.

Should you have any further questions or comments, please do not hesitate to contact Leonard A. Pierce or Gretchen Passe Roin of Wilmer Cutler Pickering Hale and Dorr LLP at (617) 526-6440 and (617) 526-6787, respectively.

Very truly yours,

By: /s/ Mitchell E. Appel

January 27, 2015

Mitchell E. Appel

President and Chief Executive Officer
of the Trust and President of the Distributor

cc: Peter D. Lowenstein, Esq.

Leonard A. Pierce, Esq.

Gretchen Passe Roin, Esq.